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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   May 4, 2007



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, D.C. 20549

   Re:  Anchor Series Trust (the "Registrant")
        File Numbers 2-86188 and 811-3836
        CIK Number 0000726735

        Asset Allocation Portfolio

   Dear Sir or Madam:

   As counsel to the Registrant, I am transmitting for filing the preliminary information statement ("Information Statement") for the Registrant under
   Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

   The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the Information Statement; (b) the Commission's comments and changes to the disclosure in the Information Statement made in response to the Commission's comments do not foreclose the Commission from taking any action with respect to the Information Statement; and (c) it may not assert the Commission's comments or responses to the Commission's comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.

   We intend to mail a definitive information statement to shareholders on or about May 16, 2007. Please call me at (713) 831-3299 with any comments or questions.

   Very truly yours,

   //s// MARK MATTHES

   Mark Matthes

A Member of the AMVESCAP Group